Current assets - trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Trade receivables	$ 1,017	$ 1,440
Trade and other receivables	1,352	1,711
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables		17
Other receivables	177	112
Provision for impairment [member]
Disclosure of financial assets [line items]
Trade receivables		(17)
Other receivables	(409)	(405)
R&D tax rebate receivable [member]
Disclosure of financial assets [line items]
Trade receivables	1,017	1,440
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 567	$ 564